Contingencies and Commitements (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Commitments and Contingent Liabilities [Abstract]
Schedule of license agreements
	2021	2020
	USD	USD

Less than one year	5,149,957	8,075,000
Later than one year but not more than 5 years	1,965,594	-